Schedule of changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Deferred income tax assets, ending	R$ 1,012,595	R$ 931,736	R$ 905,258	R$ 933,815
Deferred tax asset, changes	80,859	26,478	(28,557)
Deferred income tax liabilities	R$ (1,296,334)	R$ (1,252,452)	R$ (1,339,254)	(1,195,057)
Deferred tax liabilities, changes	(43,882)	86,802	(144,197)
Deferred tax assets (liabilities) net, ending	(283,739)	(320,716)	(433,996)	(261,242)
Deferred tax assets, net, changes	36,977	113,280	(172,754)
Opening balance	(320,716)	(433,996)	(261,242)
- corresponding entry to the income statement	97,269	108,037	(154,962)
- corresponding entry to valuation adjustments to equity (Note 21 (b))	(60,292)	5,243	(17,792)
Total net change	36,977	113,280	(172,754)
Closing balance	(283,739)	(320,716)	(433,996)
Tax Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, ending	R$ 503,374	R$ 436,445	R$ 366,673	337,833
Deferred tax asset, changes	66,929	69,772	28,840
Pension Obligations G 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, ending	R$ 150,577	R$ 154,498	R$ 157,998	157,044
Deferred tax asset, changes	(3,921)	(3,500)	954
Donations [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, ending	R$ 47,589	R$ 50,142	R$ 51,818	54,131
Deferred tax asset, changes	(2,553)	(1,676)	(2,313)
Credit Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, ending	R$ 183,963	R$ 155,719	R$ 145,622	197,920
Deferred tax asset, changes	28,244	10,097	(52,298)
Deferred Taxes Other [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax assets, ending	R$ 127,092	R$ 134,932	R$ 183,147	186,887
Deferred tax asset, changes	(7,840)	(48,215)	(3,740)
Temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	R$ (368,235)	R$ (388,675)	R$ (408,732)	(433,842)
Deferred tax liabilities, changes	20,440	20,057	25,110
Capitalization Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(404,931)	(390,211)	(409,236)	(420,978)
Deferred tax liabilities, changes	(14,720)	19,025	11,742
Profit On Supply Government Entities [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(353,262)	(356,513)	(372,289)	(206,978)
Deferred tax liabilities, changes	3,251	15,776	(165,311)
Actuarial Gain Loss G 1 [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(109,271)	(48,979)	(54,222)	(36,430)
Deferred tax liabilities, changes	(60,292)	5,243	(17,792)
Construction Margin [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(46,079)	(48,843)	(83,399)	(86,164)
Deferred tax liabilities, changes	2,764	34,556	2,765
Borrowing Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred income tax liabilities	(14,556)	(19,231)	(11,376)	R$ (10,665)
Deferred tax liabilities, changes	R$ 4,675	R$ (7,855)	R$ (711)